SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Use of Estimates: Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation: The functional currency of the Company is the United States ("U.S.") dollar as all revenues are received in U.S. dollars and the majority of the Company's expenditures are incurred and paid in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Transactions in foreign currencies during the year are translated into U.S dollars at the rates of exchange in effect at the date of the transaction.

Revenue and Expense Recognition: Revenues and expenses are recognized on the accruals basis. Revenues are generated from spot charters, cooperative arrangements and bareboat charter hires.

Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Based on the terms of the customer agreement, a voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Spot Charters: Revenues and voyage expenses of the vessels operating on spot charters are tankers typically chartered for a single voyage which may last up to several weeks. Revenue is generated from freight billing, as we are responsible for paying voyage expenses and the charterer is responsible for any delay at the loading or discharging ports. When our tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. For vessels operating in the spot market other than through the pool (described below under "Cooperative arrangement"), the vessels will be operated by the pool manager. Under this type of employment, the vessel's revenues are not included in the profit sharing of the participating vessels in the pool. The Company considers it appropriate to present the gross amount earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the statements of operations..

Cooperative Arrangement: Revenues and voyage expenses of the vessels operating in pool arrangements, through cooperative arrangements, are combined and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to pool participants according to an agreed formula. Formulas used to allocate net revenues vary among different cooperative arrangements, but generally, revenues are allocated to participants on the basis of the number of days a vessel operates with weighting adjustments made to reflect each vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues.  The Manager of the cooperative agreements is responsible for collecting voyage revenue, paying voyage expenses and distributing net pool revenues to the owners of the participating vessels. Net revenues generated from cooperative agreements in which the Company is not regarded as the principal of its vessels' activities are recorded based on the net method. The Company accounts for the net revenues allocated by these cooperative agreements as "Voyage Revenue" in its statements of operations.

If a vessel does not temporarily comply with the pool requirements, the vessel will continue to be operated in the spot market by the pool manager, as described above under "Spot Charters."

Bareboat Charters: Revenues from bareboat charters are recorded at a fixed charterhire rate per day over the term of the charter. The charterhire is payable monthly in advance. During the charter period, the charterer is responsible for operating and maintaining the vessel and bears all costs and expenses with respect to the vessel.

Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash and Cash Equivalents: Cash and cash equivalents consist of deposits with original maturities of three months or less.

Marketable Securities:  Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Accounts Receivable: Accounts and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectable, they are charged against income when that determination is made.

Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at cost, which is determined on a first-in, first-out ("FIFO") basis. Inventory is reported within "Prepaid Expenses and Other Current Assets" within the Balance Sheet.

Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in vessels' cost based on the weighted-average method. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is provided over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets: Long-lived assets are required to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the carrying amount of the asset is less than its estimated fair market value an asset is considered to be impaired. If the estimated undiscounted future cash flows expected to result from the use of the impaired asset and its eventual disposition is less than the carrying amount of the asset, an impairment charge is recorded; if greater than the carrying amount, no impairment is recorded. The amount of impairment is determined as the difference between the carrying value and the fair value of the asset. There was no impairment charges recorded for the years ended December 31, 2011, 2010 or 2009.

Drydocking: The Company's vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes a substantial portion of the costs incurred during drydocking and amortizes those costs on a straight-line basis from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Consistent with prior periods, drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board.   Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Investment in Joint Venture: The Company's investment in joint venture is accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost and is adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of the investment may have experienced an other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in net income (loss).

Deferred Compensation Liability: The Company has two individual deferred compensation agreements with the Company's CEO and CFO. The deferred compensation liabilities are denominated in Norwegian currency. The agreements are accounted for on an accrual basis using actuarial calculations. Any currency translation adjustments as well as actuarial gains and losses are recognized in general and administration expenses as incurred.

Other Comprehensive Income (Loss): The Company follows the guidance in Accounting Standard Codification (ASC) Topic 220, "Comprehensive Income" which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity.

Segment Information: The Company has identified only one operating segment under ASC Topic 280, "Segment Reporting." The Company has only one type of vessel – Suezmax crude oil tankers.

Geographical Segment: The Company currently operates all of its 20 vessels in the spot market through cooperative arrangements with other vessels that are not owned by us. The earnings of all of the vessels are aggregated and divided by the actual earning days each vessel was available during the period. The Company does not provide a geographical analysis because the Company's business is global in nature and the location of our vessels continually changes.

Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Deferred Financing Costs: Finance costs, including fees, commissions and legal expenses, which are recorded as "Other Assets" on the Balance Sheet are deferred and amortized on a straight-line basis over the term of the relevant debt borrowings. Amortization of finance costs is included in "Interest Expense" in the Statement of Operations.

Derivative Instruments: The Company did not hold any derivative instruments during 2011, 2010 and 2009, or at December 31, 2011 or 2010, respectively.

Share-Based Payments:

Share-Based Compensation: The compensation costs for all of the Company's stock-based compensation awards are based on the fair value method as defined in ASC Topic 718, "Compensation – Stock Compensation."

Restricted Shares to Employees and Non-Employees: The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of unvested restricted shares granted to employees is measured at grant date and the Company records the compensation expense for such awards over the vesting period. The fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date and the Company records the compensation expense for such awards over the vesting period.

Restricted Shares to Manager: Restricted shares issued to the Manager are non-forfeitable and vest immediately. Accordingly, the compensation expense for each of the respective issuances was measured at fair value on the date the award was issued, or the grant date, and expensed immediately as performance was deemed to be complete. The fair value was determined using the Company's stock price on the date of grant.

Income Taxes:  The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes.
Concentrations:

Fair value: The Company operates in the shipping industry which historically has been cyclical with corresponding volatility in profitability and vessel values. Vessel values are strongly influenced by charter rates which in turn are influenced by the level and pattern of global economic growth and the world-wide supply and demand for vessels. The spot market for tankers is highly competitive and charter rates are subject to significant fluctuations. Dependence on the spot market may result in lower utilization. Each of the aforementioned factors are important considerations associated with the Company's assessment of whether the carrying amounts of its own vessels are recoverable.

Credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The fair value of the financial instrument approximates the net book value. The Company maintains its cash with financial institutions it believes are reputable. The terms of these deposits are on demand to minimize risk. The Company has not experienced any losses related to these cash deposits and believes it is not exposed to any significant credit risk. However, due to the current financial crisis the maximum credit risk the Company would be exposed to is a total loss of outstanding cash and cash equivalents and accounts receivable. See Note 4 for further information.

Accounts receivable, net, consists of uncollateralized receivables from international customers engaged in the international shipping industry. The Company routinely assesses the financial strength of its customers. Accounts receivable are presented net of allowances for doubtful accounts. If amounts become uncollectible, they will be charged to operations when that determination is made. For the years ended December 31, 2011 and 2010, the Company did not record an allowance for doubtful accounts.

Interest risk: The Company is exposed to interest rate risk for its debt borrowed under the Credit Facility. In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company has no outstanding derivatives at December 31, 2011 and 2010, and has not entered into any such arrangements during 2011 or 2010.

Recent Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 to amend, Fair Value Measurements and Disclosures (Topic 820). This ASU requires new disclosures and clarifies certain existing disclosures requirements about fair value measurements. ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011, early adoption is not permitted. The Company does not expect the adoption of ASU 2011-04 to have a material impact on our financial position, results of operations, or cash flows.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. This ASU requires the Company to report all components of comprehensive income in the financial statement in the period in which they are recognized. The guidance ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of ASU 2011-05 to have a material impact on our financial position, results of operations, or cash flows.